Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount	$ 25,600,000	$ 11,805,000
Accumulated amortization	(3,990,207)	(1,701,205)
Impairment		(2,715,000)
Total	$ 21,609,793	$ 7,388,795
Acquired developed technology [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Weighted average remaining amortization period (in years)	3 years 4 months 6 days	3 years 9 months 7 days
Gross carrying amount	$ 7,138,080	$ 8,220,000
Accumulated amortization	(2,815,158)	(1,434,155)
Impairment		(2,591,920)
Total	$ 4,322,922	$ 4,193,925
Acquired trade names [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Weighted average remaining amortization period (in years)	3 years 1 month 2 days	5 years 1 month 13 days
Gross carrying amount	$ 871,920	$ 705,000
Accumulated amortization	(286,799)	(97,676)
Impairment		(123,080)
Total	$ 585,121	$ 484,244
Customer relationships [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Weighted average remaining amortization period (in years)	10 years 2 months 4 days	13 years 14 days
Gross carrying amount	$ 17,510,000	$ 2,880,000
Accumulated amortization	(878,250)	(169,374)
Impairment
Total	$ 16,631,750	$ 2,710,626
Non-compete agreement [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Weighted average remaining amortization period (in years)	1 year 9 months
Gross carrying amount	$ 80,000
Accumulated amortization	(10,000)
Impairment
Total	$ 70,000
Capitalized software - In-service [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Weighted average remaining amortization period (in years)	2 years 7 days	1 year 7 months 13 days
Gross carrying amount	$ 8,807,843	$ 4,593,512
Accumulated amortization	(4,423,887)	(1,401,953)
Impairment
Total	$ 4,383,956	$ 3,191,559
Capitalized software - Work in Progress [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Weighted average remaining amortization period (in years)
Gross carrying amount	$ 3,224,203	$ 734,180
Accumulated amortization
Impairment	(296,483)
Total	2,927,720	734,180
Total Capitalized Software [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount	12,032,046	5,327,692
Accumulated amortization	(4,423,887)	(1,401,953)
Impairment	(296,483)
Total	7,311,676	3,925,739
Total finite-lived intangible assets [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount	37,632,046	17,132,692
Accumulated amortization	(8,414,094)	(3,103,158)
Impairment	(296,483)	(2,715,000)
Total	$ 28,921,469	$ 11,314,534